GE CAPITAL LIFE SEPARATE ACCOUNT III

Financial Statements

Year ended December 31, 2003

(With Independent Auditors’ Report Thereon)

GE CAPITAL LIFE SEPARATE ACCOUNT III

December 31, 2003

Independent Auditors’ Report

Policy Owners

GE Capital Life Separate Account III

and

The Board of Directors

GE Capital Life Assurance Company of New York:

We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account III (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Capital Appreciation Fund — Series I Shares, AIM V.I. Premier Equity Fund — Series I Shares; AllianceBernstein Variable Products Series Fund, Inc. — Growth and Income Portfolio — Class B, Premier Growth Portfolio — Class B; Dreyfus — Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares; Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund; Federated Insurance Series — Federated High Income Bond Fund II — Service Shares, Federated Kaufmann Fund II — Service Shares; Fidelity Variable Insurance Products Fund (VIP) — VIP Equity-Income Portfolio — Service Class 2, VIP Growth Portfolio — Service Class 2; Fidelity Variable Insurance Products Fund II (VIP II) — VIP II Contrafund® Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (VIP III) — VIP III Growth & Income Portfolio — Service Class 2, VIP III Mid Cap Portfolio — Service Class 2; GE Investments Funds, Inc. — Income Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund; Janus Aspen Series — Balanced Portfolio — Service Shares, International Growth Portfolio — Service Shares, Worldwide Growth Portfolio — Service Shares; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series —Service Class Shares, MFS® Investors Trust Series — Service Class Shares, MFS® Utilities Series — Service Class Shares; Nations Separate Account Trust — Nations Marsico Growth Portfolio; Oppenheimer Variable Account Funds —Oppenheimer Global Securities Fund/VA — Service Shares, Oppenheimer Main Street Fund/VA — Service Shares, Oppenheimer Main Street Small Cap Fund/VA — Service Shares; PIMCO Variable Insurance Trust — Foreign Bond Portfolio — Administrative Class Shares, High Yield Portfolio — Administrative Class Shares, Long-term U.S. Government Portfolio — Administrative Class Shares, Total Return Portfolio — Administrative Class Shares; and Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares) as of December 31, 2003, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for the years or lesser periods in the two year period then ended, and the financial highlights for the years or lesser periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account III as of December 31, 2003, the results of their operations for the year or lesser period then ended, the changes in their net assets for the years or lesser periods in the two year period then ended, and their financial highlights for the years or lesser periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia

February 18, 2004

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities

December 31, 2003

	AIM Variable Insurance Funds		AllianceBernstein Variable Products Series Fund, Inc.		Dreyfus
	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares
Assets
Investments at fair market value (note 2a):	$24	16	2,091	128	—
Dividend receivable	—	—	—	—	—

Total assets	24	16	2,091	128	—

Liabilities
Accrued expenses payable to affiliate (note 4b)	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets attributable to variable life policy owners	$24	16	2,091	128	—

Outstanding units (note 2b, 4a, and 5)	2	1	168	12	—

Net asset value per unit	$12.14	11.59	12.43	11.10	—

Investments in securities, at cost	$23	16	2,003	126	—

Shares outstanding	1	1	97	6	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	Eaton Vance Variable Trust	Federated Insurance Series		Fidelity Variable Insurance Products Fund (VIP)		Fidelity Variable Insurance Products Fund II (VIP II)
	VT Worldwide Health Sciences Fund	Federated High Income Bond Fund II — Service Shares	Federated Kaufmann Fund II — Service Shares	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Service Class 2	VIP II Contrafund® Portfolio — Service Class 2
Assets
Investments at fair market value (note 2a):	$1,799	232	3,528	1,589	1,533	7,688
Dividend receivable	—	—	—	—	—	—

Total assets	1,799	232	3,528	1,589	1,533	7,688

Liabilities
Accrued expenses payable to affiliate (note 4b)	—	—	—	—	—	—

Total liabilities	—	—	—	—	—	—

Net assets attributable to variable life policy owners	$1,799	232	3,528	1,589	1,533	7,688

Outstanding units (note 2b, 4a, and 5)	150	18	263	128	125	626

Net asset value per unit	$12.02	12.91	13.44	12.37	12.26	12.29

Investments in securities, at cost	$1,738	237	3,475	1,358	1,533	6,448

Shares outstanding	170	29	309	69	50	335

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	Fidelity Variable Insurance Products Fund III (VIP III)		GE Investments Funds, Inc.
	VIP III Growth & Income Portfolio — Service Class 2	VIP III Mid Cap Portfolio — Service Class 2	Income Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund
Assets
Investments at fair market value (note 2a):	$4,922	9,254	234	6,882	—	—	11,198	6,467	449	4,812
Dividend receivable	—	—	—	—	—	—	—	—	—	—

Total assets	4,922	9,254	234	6,882	—	—	11,198	6,467	449	4,812

Liabilities
Accrued expenses payable to affiliate (note 4b)	—	—	—	—	—	—	—	—	—	—

Total liabilities	—	—	—	—	—	—	—	—	—	—

Net assets attributable to variable life policy owners	$4,922	9,254	234	6,882	—	—	11,198	6,467	449	4,812

Outstanding units (note 2b, 4a, and 5)	415	686	22	551	—	—	925	545	39	412

Net asset value per unit	$11.86	13.48	10.70	12.49	—	—	12.11	11.87	11.55	11.67

Investments in securities, at cost	$4,599	7,003	244	6,171	—	—	9,601	5,863	433	4,384

Shares outstanding	376	386	19	394	—	—	546	508	30	153

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	Janus Aspen Series			MFS® Variable Insurance Trust
	Balanced Portfolio — Service Shares	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio — Service Shares	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
Assets
Investments at fair market value (note 2a):	$10,008	4,245	2,696	4,880	25	219
Dividend receivable	—	—	—	—	—	—

Total assets	10,008	4,245	2,696	4,880	25	219

Liabilities
Accrued expenses payable to affiliate (note 4b)	—	—	—	—	—	—

Total liabilities	—	—	—	—	—	—

Net assets attributable to variable life policy owners	$10,008	4,245	2,696	4,880	25	219

Outstanding units (note 2b, 4a, and 5)	898	340	239	434	2	16

Net asset value per unit	$11.15	12.49	11.28	11.25	11.41	13.86

Investments in securities, at cost	$9,408	3,709	2,241	4,622	24	203

Shares outstanding	420	185	105	569	2	14

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	Nations Separate Account Trust	Oppenheimer Variable Account Funds
	Nations Marsico Growth Portfolio	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares
Assets
Investments at fair market value (note 2a):	$1,316	783	3,673	1,923
Dividend receivable	—	—	—	—

Total assets	1,316	783	3,673	1,923

Liabilities
Accrued expenses payable to affiliate (note 4b)	—	—	—	—

Total liabilities	—	—	—	—

Net assets attributable to variable life policy owners	$1,316	783	3,673	1,923

Outstanding units (note 2b, 4a, and 5)	105	59	314	139

Net asset value per unit	$12.48	13.19	11.69	13.84

Investments in securities, at cost	$1,178	630	3,475	1,735

Shares outstanding	89	31	192	143

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	PIMCO Variable Insurance Trust				Van Kampen Life Investment Trust
	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Comstock Portfolio — Class II Shares
Assets
Investments at fair market value (note 2a):	$5,348	16,380	22,658	16,691	1,864
Dividend receivable	9	89	55	37	—

Total assets	5,357	16,469	22,713	16,728	1,864

Liabilities
Accrued expenses payable to affiliate (note 4b)	9	89	55	37	—

Total liabilities	9	89	55	37	—

Net assets attributable to variable life policy owners	$5,348	16,380	22,658	16,691	1,864

Outstanding units (note 2b, 4a, and 5)	505	1,228	2,079	1,530	145

Net asset value per unit	$10.59	13.34	10.90	10.91	12.85

Investments in securities, at cost	$5,448	15,705	23,146	16,723	1,738

Shares outstanding	533	2,000	2,058	1,611	159

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations

	AIM Variable Insurance Funds		AllianceBernstein Variable Products Series Fund, Inc.		Dreyfus
	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
	Year ended December 31, 2003		Year ended December 31, 2003		Period from January 1, 2003 to November 14, 2003

Investment income:
Income — Ordinary dividends	$—	—	2	—	—

Net investment income (expense)	—	—	2	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	12	—	2
Unrealized appreciation (depreciation)	1	1	91	2	—
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	1	1	103	2	2

Increase (decrease) in net assets from operations	$1	1	105	2	2

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

	Eaton Vance Variable Trust	Federated Insurance Series		Fidelity Variable Insurance Products Fund (VIP)
	VT Worldwide Health Sciences Fund	Federated High Income Bond Fund II — Service Shares	Federated Kaufmann Fund II — Service Shares	VIP Equity-Income Portfolio — Service Class 2	VIP Growth Portfolio — Service Class 2
	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003

Investment income:
Income — Ordinary dividends	$—	—	—	2	—

Net investment income (expense)	—	—	—	2	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2)	11	(1)	9	—
Unrealized appreciation (depreciation)	61	(6)	53	232	—
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	59	5	52	241	—

Increase (decrease) in net assets from operations	$59	5	52	243	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund II (VIP II)	Fidelity Variable Insurance Products Fund III (VIP III)		GE Investments Funds, Inc.
	VIP II Contrafund® Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Service Class 2	VIP III Mid Cap Portfolio — Service Class 2	Income Fund	Mid-Cap Value Equity Fund
	Year ended December 31, 2003	Year ended December 31, 2003		Year ended December 31, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	12	63

Net investment income (expense)	—	—	—	12	63

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	34	9	65	—	31
Unrealized appreciation (depreciation)	1,241	373	2,251	(9)	712
Capital gain distributions	—	—	—	2	—

Net realized and unrealized gain (loss) on investments	1,275	382	2,316	(7)	743

Increase (decrease) in net assets from operations	$1,275	382	2,316	5	806

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

	GE Investments Funds, Inc. (continued)
	Money Market Fund	Premier Growth Equity Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund
	Year ended December 31, 2003				Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income:
Income — Ordinary dividends	$22	—	130	3	5	39

Net investment income (expense)	22	—	130	3	5	39

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	2	44	19	1	8
Unrealized appreciation (depreciation)	—	—	1,601	604	16	428
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	2	1,645	623	17	436

Increase (decrease) in net assets from operations	$22	2	1,775	626	22	475

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

	Janus Aspen Series			MFS® Variable Insurance Trust
	Balanced Portfolio — Service Shares	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio — Service Shares	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2003			Year ended December 31, 2003

Investment income:
Income — Ordinary dividends	$172	4	20	—	—	—

Net investment income (expense)	172	4	20	—	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	11	11	11	82	—	1
Unrealized appreciation (depreciation)	601	536	455	258	1	15
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	612	547	466	340	1	16

Increase (decrease) in net assets from operations	$784	551	486	340	1	16

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

	Nations Separate Account Trust	Oppenheimer Variable Account Funds
	Nations Marsico Growth Portfolio	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares
	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003		Period from May 1, 2003 to December 31, 2003

Investment income:
Income — Ordinary dividends	$—	—	—	—
Net investment income (expense)	—	—	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	13	3	6	7
Unrealized appreciation (depreciation)	138	154	198	187
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	151	157	204	194

Increase (decrease) in net assets from operations	$151	157	204	194

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

	PIMCO Variable Insurance Trust				Van Kampen Life Investment Trust
	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Comstock Portfolio — Class II Shares
	Year ended December 31, 2003				Year ended December 31, 2003

Investment income:
Income — Ordinary dividends	$72	498	661	380	—

Net investment income (expense)	72	498	661	380	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(5)	8	(237)	64	1
Unrealized appreciation (depreciation)	(100)	674	(488)	(32)	127
Capital gain distributions	—	—	159	85	—

Net realized and unrealized gain (loss) on investments	(105)	682	(566)	117	128

Increase (decrease) in net assets from operations	$(33)	1,180	95	497	128

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets

	AIM Variable Insurance Funds				AllianceBernstein Variable Products Series Fund, Inc.
	AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares		Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B
	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	—	—	2	—	—	—
Net realized gain (loss) on investments	—	—	—	—	12	1	—	—
Unrealized appreciation (depreciation) on investments	1	—	1	—	91	(3)	2	—
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	1	—	1	—	105	(2)	2	—

From capital transactions:
Net premiums	47	—	32	—	656	85	142	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Cost of insurance and administrative expenses (note 4a)	(24)	—	(16)	—	(173)	(25)	(18)	—
Transfers (to) from the Guarantee Account	—	—	(1)	—	1,415	—	2	—
Transfers (to) from other subaccounts	—	—	—	—	—	30	—	—

Increase (decrease) in net assets from capital transactions (note 5)	23	—	15	—	1,898	90	126	—

Increase (decrease) in net assets	24	—	16	—	2,003	88	128	—

Net assets at beginning of year	—	—	—	—	88	—	—	—

Net assets at end of year	$24	—	16	—	2,091	88	128	—

Changes in units (note 5):
Units purchased	4	—	3	—	173	12	14	—
Units redeemed	(2)	—	(2)	—	(14)	(3)	(2)	—

Net increase in units from capital transactions with policy owners during the years ended December 31, 2003 and 2002	2	—	1	—	159	9	12	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Dreyfus	Eaton Vance Variable Trust	Federated Insurance Series
	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	VT Worldwide Health Sciences Fund	Federated High Income Bond Fund II — Service Shares		Federated Kaufmann Fund II — Service Shares
	Period from January 1, 2003 to November 14, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Period from May 1, 2003 to December 31, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	—	—	—
Net realized gain (loss) on investments	2	(2)	11	—	(1)
Unrealized appreciation (depreciation) on investments	—	61	(6)	—	53
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	2	59	5	—	52

From capital transactions:
Net premiums	—	—	276	—	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Cost of insurance and administrative expenses (note 4a)	(22)	(80)	(49)	—	(162)
Transfers (to) from the Guarantee Account	20	1,820	—	—	3,638
Transfers (to) from other subaccounts	—	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(2)	1,740	227	—	3,476

Increase (decrease) in net assets	—	1,799	232	—	3,528
Net assets at beginning of year	—	—	—	—	—

Net assets at end of year	$—	1,799	232	—	3,528

Changes in units (note 5):
Units purchased	—	157	22	—	275
Units redeemed	—	(7)	(4)	—	(12)

Net increase in units from capital transactions with policy owners during the years ended December 31, 2003 and 2002	—	150	18	—	263

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (VIP)				Fidelity Variable Insurance Products Fund II (VIP II)		Fidelity Variable Insurance Products Fund III (VIP III)
	VIP Equity- Income Portfolio — Service Class 2		VIP Growth Portfolio — Service Class 2		VIP II Contrafund® Portfolio — Service Class 2		VIP III Growth & Income Portfolio — Service Class 2		VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2	—	—	—	—	—	—	—	—	—
Net realized gain (loss) on investments	9	2	—	—	34	—	9	—	65	—
Unrealized appreciation (depreciation) on investments	232	(3)	—	—	1,241	—	373	—	2,251	—
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	243	(1)	—	—	1,275	—	382	—	2,316	—

From capital transactions:
Net premiums	513	85	—	—	228	—	4,816	—	370	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Cost of insurance and administrative expenses (note 4a)	(192)	(25)	—	—	(366)	—	(276)	—	(468)	—
Transfers (to) from the Guarantee Account	936	30	1,533	—	6,551	—	—	—	7,036	—
Transfers (to) from other subaccounts	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	1,257	90	1,533	—	6,413	—	4,540	—	6,938	—

Increase (decrease) in net assets	1,500	89	1,533	—	7,688	—	4,922	—	9,254	—

Net assets at beginning of year	89	—	—	—	—	—	—	—	—	—

Net assets at end of year	$1,589	89	1,533	—	7,688	—	4,922	—	9,254	—

Changes in units (note 5):
Units purchased	137	10	125	—	662	—	440	—	732	—
Units redeemed	(18)	(1)	—	—	(36)	—	(25)	—	(46)	—

Net increase in units from capital transactions with policy owners during the years ended December 31, 2003 and 2002	119	9	125	—	626	—	415	—	686	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Income Fund		Mid-Cap Value Equity Fund		Money Market Fund
	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002

Increase (decrease) in net assets
From operations:
Net investment income (expense)	$12	1	63	—	22	—
Net realized gain (loss) on investments	—	1	31	—	—	—
Unrealized appreciation (depreciation) on investments	(9)	(2)	712	(1)	—	—
Capital gain distributions	2	1	—	—	—	—

Increase (decrease) in net assets from operations	5	1	806	(1)	22	—

From capital transactions:
Net premiums	256	42	5,120	43	80,689	213
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Cost of insurance and administrative expenses (note 4a)	(73)	(12)	(396)	(12)	(2,257)	(63)
Transfers (to) from the Guarantee Account	—	—	1,307	—	(78,454)	(30)
Transfers (to) from other subaccounts	—	15	—	15	—	(120)

Increase (decrease) in net assets from capital transactions (note 5)	183	45	6,031	46	(22)	—

Increase (decrease) in net assets	188	46	6,837	45	—	—

Net assets at beginning of year	46	—	45	—	—	—

Net assets at end of year	$234	46	6,882	45	—	—

Changes in units (note 5):
Units purchased	25	5	582	6	—	—
Units redeemed	(7)	(1)	(36)	(1)	—	—

Net increase in units from capital transactions with policy owners during the years ended December 31, 2003 and 2002	18	4	546	5	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Premier Growth Equity Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund		Total Return Fund	U.S. Equity Fund
	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Period May 1, 2003 to December 31, 2003	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002

Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	130	1	3	—	5	39	—
Net realized gain (loss) on investments	2	—	44	—	19	—	1	8	—
Unrealized appreciation (depreciation) on investments	—	—	1,601	(4)	604	—	16	428	—
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	2	—	1,775	(3)	626	—	22	475	—

From capital transactions:
Net premiums	—	—	656	86	2,523	—	502	4,589	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Cost of insurance and administrative expenses (note 4a)	(23)	—	(684)	(25)	(341)	—	(75)	(251)	—
Transfers (to) from the Guarantee Account	21	—	9,363	—	3,659	—	—	(1)	—
Transfers (to) from other subaccounts	—	—	—	30	—	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(2)	—	9,335	91	5,841	—	427	4,337	—

Increase (decrease) in net assets	—	—	11,110	88	6,467	—	449	4,812	—

Net assets at beginning of year	—	—	88	—	—	—	—	—	—

Net assets at end of year	$—	—	11,198	88	6,467	—	449	4,812	—

Changes in units (note 5):
Units purchased	—	—	983	11	577	—	46	436	—
Units redeemed	—	—	(67)	(2)	(32)	—	(7)	(24)	—

Net increase in units from capital transactions with policy owners during the years ended December 31, 2003 and 2002	—	—	916	9	545	—	39	412	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Janus Aspen Series
	Balanced Portfolio — Service Shares		International Growth Portfolio — Service Shares		Worldwide Growth Portfolio — Service Shares
	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$172	—	4	—	20	—
Net realized gain (loss) on investments	11	1	11	—	11	—
Unrealized appreciation (depreciation) on investments	601	(1)	536	—	455	—
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	784	—	551	—	486	—

From capital transactions:
Net premiums	400	43	2,295	—	—	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Cost of insurance and administrative expenses (note 4a)	(614)	(12)	(133)	—	(130)	—
Transfers (to) from the Guarantee Account	9,393	(1)	1,532	—	2,340	—
Transfers (to) from other subaccounts	—	15	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	9,179	45	3,694	—	2,210	—

Increase (decrease) in net assets	9,963	45	4,245	—	2,696	—

Net assets at beginning of year	45	—	—	—	—	—

Net assets at end of year	$10,008	45	4,245	—	2,696	—

Changes in units (note 5):
Units purchased	953	6	352	—	253	—
Units redeemed	(60)	(1)	(12)	—	(14)	—

Net increase in units from capital transactions with policy owners during the years ended December 31, 2003 and 2002	893	5	340	—	239	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	—	—	—	—
Net realized gain (loss) on investments	82	—	—	—	1	—
Unrealized appreciation (depreciation) on investments	258	—	1	—	15	—
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	340	—	1	—	16	—

From capital transactions:
Net premiums	4,816	—	48	—	229	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Cost of insurance and administrative expenses (note 4a)	(276)	—	(24)	—	(26)	—
Transfers (to) from the Guarantee Account	—	—	—	—	—	—
Transfers (to) from other subaccounts	—	—	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	4,540	—	24	—	203	—

Increase (decrease) in net assets	4,880	—	25	—	219	—

Net assets at beginning of year	—	—	—	—	—	—

Net assets at end of year	$4,880	—	25	—	219	—

Changes in units (note 5):
Units purchased	460	—	4	—	18	—
Units redeemed	(26)	—	(2)	—	(2)	—

Net increase in units from capital transactions with policy owners during the years ended December 31, 2003 and 2002	434	—	2	—	16	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Nations Separate Account Trust	Oppenheimer Variable Account Funds
	Nations Marsico Growth Portfolio	Oppenheimer Global Securities Fund/VA — Service Shares		Oppenheimer Main Street Fund/VA — Service Shares		Oppenheimer Main Street Small Cap Fund/VA — Service Shares
	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Period from May 1, 2003 to December 31, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	—	—	—	—
Net realized gain (loss) on investments	13	3	—	6	—	7
Unrealized appreciation (depreciation) on investments	138	154	—	198	—	187
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	151	157	—	204	—	194

From capital transactions:
Net premiums	—	—	—	—	—	142
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Cost of insurance and administrative expenses (note 4a)	(51)	(28)	—	(231)	—	(59)
Transfers (to) from the Guarantee Account	1,216	654	—	3,700	—	1,646
Transfers (to) from other subaccounts	—	—	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	1,165	626	—	3,469	—	1,729

Increase (decrease) in net assets	1,316	783	—	3,673	—	1,923

Net assets at beginning of year	—	—	—	—	—	—

Net assets at end of year	$1,316	783	—	3,673	—	1,923

Changes in units (note 5):
Units purchased	110	62	—	335	—	144
Units redeemed	(5)	(3)	—	(21)	—	(5)

Net increase in units from capital transactions with policy owners during the years ended December 31, 2003 and 2002	105	59	—	314	—	139

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	PIMCO Variable Insurance Trust
	Foreign Bond Portfolio — Administrative Class Shares		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$72	—	498	—	661	—	380	—
Net realized gain (loss) on investments	(5)	—	8	1	(237)	—	64	—
Unrealized appreciation (depreciation) on investments	(100)	—	674	(1)	(488)	—	(32)	—
Capital gain distributions	—	—	—	—	159	—	85	—

Increase (decrease) in net assets from operations	(33)	—	1,180	—	95	—	497	—

From capital transactions:
Net premiums	—	—	7,353	43	28,409	—	12,375	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Cost of insurance and administrative expenses (note 4a)	(245)	—	(853)	(12)	(3,413)	—	(2,996)	—
Transfers (to) from the Guarantee Account	5,626	—	8,654	—	(2,433)	—	6,815	—
Transfers (to) from other subaccounts	—	—	—	15	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	5,381	—	15,154	46	22,563	—	16,194	—

Increase (decrease) in net assets	5,348	—	16,334	46	22,658	—	16,691	—

Net assets at beginning of year	—	—	46	—	—	—	—	—

Net assets at end of year	$5,348	—	16,380	46	22,658	—	16,691	—

Changes in units (note 5):
Units purchased	528	—	1,293	5	2,618	—	1,813	—
Units redeemed	(23)	—	(69)	(1)	(539)	—	(283)	—

Net increase in units from capital transactions with policy owners during the years ended December 31, 2003 and 2002	505	—	1,224	4	2,079	—	1,530	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Comstock Portfolio — Class II Shares
	Year ended December 31, 2003	Period from August 20, 2002 to December 31, 2002

Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—
Net realized gain (loss) on investments	1	—
Unrealized appreciation (depreciation) on investments	127	—
Capital gain distributions	—	—

Increase (decrease) in net assets from operations	128	—

From capital transactions:
Net premiums	—	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Cost of insurance and administrative expenses (note 4a)	(82)	—
Transfers (to) from the Guarantee Account	1,818	—
Transfers (to) from other subaccounts	—	—

Increase (decrease) in net assets from capital transactions (note 5)	1,736	—

Increase (decrease) in net assets	1,864	—

Net assets at beginning of year	—	—

Net assets at end of year	$1,864	—

Changes in units (note 5):
Units purchased	152	—
Units redeemed	(7)	—

Net increase in units from capital transactions with policy owners during the years ended December 31, 2003 and 2002	145	—

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements

December 31, 2003

(1)	Description of Entity

GE Capital Life Separate Account III (the Account) is a separate investment account established in 2000 by GE Capital Life Assurance Company of New York (GE Capital Life) under the laws of the State of New York. The Account is registered with the Securities and Exchange Commission under the Investment Company act of 1940, as amended, as a unit investment trust. The Account is used to fund certain benefits for flexible premium single life and joint and last survivor variable life insurance policies issued by GE Capital Life.

GE Capital Life is a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, GE Capital Life was transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, GE Capital Life was the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company (UPL). UPL later changed its name to General Electric Capital Assurance Company (GECA). On February 1, 1996, First GNA Life Insurance Company of New York changed its name to GE Capital Life Assurance Company of New York. In January 1999, GE Capital Life became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA

GECA is indirectly-owned by GE Financial Assurance Holdings, Inc., which in turn is directly-owned by GE Insurance, Inc., (GEI). GEI is a direct, wholly-owned subsidiary of GE Capital Corporation (GECC), which in turn is wholly-owned, directly or indirectly, by General Electric Company (GE).

On November 18, 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth Financial). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GE Capital Life, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

During 2002, the Account commenced financial operations when GE Capital Life began sales of its flexible premium single life variable life insurance policy (policy form NY1260) and its flexible premium joint and last survivor life policy (policy form NY 1261).

Effective May 1, 2003, the following Portfolios were added to the Account:

AIM Variable Insurance Funds	Greenwich Street Series Fund
AIM V.I. Basic Value Fund — Series II Shares	Salomon Brothers Variable Emerging Growth Fund — Class II
AllianceBernstein Variable Products Series Fund, Inc.	Nations Separate Account Trust
Technology Portfolio — Class B	Nations Marsico Growth Portfolio
Eaton Vance Variable Trust	Nations Marsico International Opportunities Portfolio
VT Floating-Rate Income Fund	Oppenheimer Variable Account Funds
VT Worldwide Health Sciences Fund Federated Insurance Series	Oppenheimer Aggressive Growth Fund/VA — Service Shares
Federated Kaufmann Fund II — Service Shares Fidelity Variable Insurance Products Fund III (VIP III)	Oppenheimer Capital Appreciation Fund/VA — Service Shares
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Oppenheimer Main Street Small Cap Fund/ VA — Service Shares
GE Investments Funds, Inc.	The Prudential Series Fund, Inc.
Real Estate Securities Fund	Jennison 20/20 Focus Portfolio — Class II
Total Return Fund	Jennison Portfolio — Class II
Salomon Brothers Variable Series Fund Inc
Salomon Brothers Variable All Cap Fund — Class II

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

All designated portfolios described are series type mutual funds.

Effective November 14, 2003, Dreyfus Investment Portfolios — Emerging Markets Portfolio Initial Shares and Federated International Small Company Fund II were liquidated pursuant to a decision made by the respective portfolio’s Board of Trustees.

During 2003, Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA — Service Shares to Oppenheimer Main Street Fund/VA — Service Shares.

As of December 31, 2003, the following portfolios funds were available, but not shown on the statements due to not having had any activity:

AIM Variable Insurance Funds	Janus Aspen Series
AIM V.I. Basic Value Fund — Series II Shares	Capital Appreciation Portfolio — Service Shares
AIM V.I. Growth Fund — Series I Shares	Global Life Sciences Portfolio — Service Shares
AllianceBernstein Variable Products Series Fund, Inc.	Global Technology Portfolio — Service Shares
Quasar Portfolio — Class B	Growth Portfolio — Service Shares
Technology Portfolio — Class B	Mid Cap Growth Portfolio — Service Shares
Dreyfus	MFS® Variable Insurance Trust
The Dreyfus Socially Responsible Growth Fund, Inc. —Initial Shares	MFS® New Discovery Series — Service Class Shares Nations Separate Account Trust
Eaton Vance Variable Trust	Nations Marsico International Opportunities Portfolio
VT Floating-Rate Income Fund	Oppenheimer Variable Account Funds
Federated Insurance Series Federated High Income Bond Fund II — Primary Shares	Oppenheimer Aggressive Growth Fund/VA — Service Shares
Federated International Small Company Fund II Fidelity Variable Insurance Products Fund III (VIP III)	Oppenheimer Capital Appreciation Fund/VA — Service Shares
VIP III Dynamic Capital Appreciation Portfolio —	Oppenheimer High Income Fund/VA
Service Class 2	Rydex Variable Trust
GE Investments Funds, Inc.	OTC Fund
Real Estate Securities Fund	The Prudential Series Fund, Inc.
Value Equity Fund	Jennison 20/20 Focus Portfolio — Class II
Greenwich Street Series Fund	Jennison Portfolio — Class II
Salomon Brothers Variable Emerging Growth Fund —Class II	Salomon Brothers Variable Series Fund Inc Salomon Brothers Variable All Cap Fund — Class II
Van Kampen Life Investment Trust Emerging Growth Portfolio — Class II Shares

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

(b)  Unit Class

There is one unit class included in the Account that is sold under policy form NY1261. An indefinite number of units is authorized.

(c)  Federal Income Taxes

The operations of the Account are a part of, and taxed with, the operations of GE Capital Life. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Capital Life is taxed as a life insurance company under the Code.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(e)  Reclassifications

Certain prior year amounts in the accompanying financial statements have been reclassified to conform to the current year’s presentation. There is no impact on net assets from these reclassifications.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2003 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds, Inc:
AIM V.I. Capital Appreciation Fund — Series I Shares	$47	$24
AIM V.I. Premier Equity Fund — Series I Shares	32	16
AllianceBernstein Variable Products Series Fund, Inc:
Growth and Income Portfolio — Class B	2,073	173
Premier Growth Portfolio — Class B	144	18
Dreyfus:
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	21	23
Eaton Vance Variable Trust:
VT Worldwide Health Sciences Fund	1,819	80
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares	275	49
Federated Kaufmann Fund II — Service Shares	3,638	162
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Service Class 2	1,451	192
VIP Growth Portfolio — Service Class 2	1,533	—
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Contrafund® Portfolio — Service Class 2	6,780	366

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Service Class 2	$4,816	$276
VIP III Mid Cap Portfolio — Service Class 2	7,406	469
GE Investments Funds, Inc:
Income Fund	270	73
Mid-Cap Value Equity Fund	6,490	396
Money Market Fund	81,437	81,437
Premier Growth Equity Fund	21	23
S&P 500® Index Fund	10,149	684
Small-Cap Value Equity Fund	6,185	341
Total Return Fund	508	75
U.S. Equity Fund	4,627	251
Janus Aspen Series:
Balanced Portfolio — Service Shares	9,966	614
International Growth Portfolio — Service Shares	3,831	133
Worldwide Growth Portfolio—Service Shares	2,361	130
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	4,816	276
MFS® Investors Trust Series — Service Class Shares	47	24
MFS® Utilities Series — Service Class Shares	228	26
Nations Separate Account Trust:
Nations Marsico Growth Portfolio	1,216	51
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares	655	28
Oppenheimer Main Street Fund/VA — Service Shares	3,702	233
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	1,788	60
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	5,698	246
High Yield Portfolio — Administrative Class Shares	16,506	854
Long-Term U.S. Government Portfolio — Administrative Class Shares	33,092	9,710
Total Return Portfolio — Administrative Class Shares	26,008	9,349
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	1,819	82

(4)	Related Party Transactions

(a)  GE Capital Life

Policy Form NY1260 and NY1261

Net premiums transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

Policy owners may elect to allocate premium payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

A mortality and expense risk charge is deducted monthly from the unloaned assets in the subaccounts. This charge is for the mortality and expense risks that GE Capital Life assumes. This charge is equal to an effective annual rate of .50% for the first $100,000 of the policy’s unloaned assets in the subaccounts (.50% for the first $200,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of .10% for the policy’s unloaned assets in the subaccounts over $100,000 ($200,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GE Capital Life does not deduct a mortality and expense risk charge for the policy’s unloaned assets in the subaccounts over $100,000 ($200,000 for a joint and last survivor policy).

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy value. The monthly deduction consists of a cost of the mortality and expense risk charge (discussed above), a policy charge of $5 ($8 per month maximum), a maximum monthly expense charge of $.33 per $1,000 of modified base specified amount for the first 10 policy years and any charges for additional benefits added by riders to the policy and a cost of insurance charge which varies by the Insured’s gender, issue age, risk class and year of coverage but is guaranteed not to exceed $83.33 per $1,000 of specified amount (currently, $67.13 per $1,000 of specified amount).

There will be a surrender charge if the policy is surrendered during the first 10 policy years or the first 10 policy years following an increase in specified amount. The maximum surrender charge assessed is $32.00 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) and by the year of coverage. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

A net loan charge of an annualized rate of 0.15% for policy years 1-5 is assessed for all loans taken. There is no charge assessed after the fifth policy year.

GE Capital Life reserves the right to assess a partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Currently there is no charge assessed for partial surrenders.

(b)  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the policies for services and benefits are accrued and payable to GE Capital Life.

(c)  Capital Brokerage Corporation

Capital Brokerage Corporation (CBC), an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as principal underwriter for variable life insurance policies and variable annuity contracts issued by GE Capital Life. GE Capital Life pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Capital Life are also officers and directors of CBC.

(d)  GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% for the Income Fund, 1.00% maximum for the International Equity Fund, .65% for the Mid-Cap Value Equity Fund, .50% maximum for the Money Market Fund, .65% for the Premier Growth Equity Fund, .85% maximum for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, ..50% maximum for the Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the International Equity Fund, Money Market Fund, Real Estate Securities Fund and the Total Return Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2003 and 2002 are reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2003 and 2002 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

Expenses as a percentage of average net assets represent the annualized policy expenses of the separate account, consisting of the mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by average net assets.

The total return below represents the total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	$
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	2	$12.14	$24	0.00%	0.00%	29.52%
AIM V.I. Premier Equity Fund — Series I Shares
2003	1	11.59	16	0.00%	0.00%	25.08%
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2003	168	12.43	2,091	0.00%	0.66%	32.18%
2002	9	9.41	88	0.00%	0.00%	(5.90)%
Premier Growth Portfolio — Class B
2003	12	11.10	128	0.00%	0.00%	23.37%

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	$
Eaton Vance Variable Trust:
VT Worldwide Health Sciences Fund
2003	150	$12.02	$1,799	0.00%	0.00%	20.23%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2003	18	12.91	232	0.00%	0.00%	21.79%
Federated Kaufmann Fund II — Service Shares
2003	263	13.44	3,528	0.00%	0.00%	34.43%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Service Class 2
2003	128	12.37	1,589	0.00%	0.32%	30.03%
2002	9	9.51	89	0.00%	0.00%	(4.90)%
VIP Growth Portfolio — Service Class 2
2003	125	12.26	1,533	0.00%	0.00%	32.54%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Contrafund® Portfolio — Service Class 2
2003	626	12.29	7,688	0.00%	0.00%	28.20%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Service Class 2
2003	415	11.86	4,922	0.00%	0.00%	23.44%
VIP III Mid Cap Portfolio — Service Class 2
2003	686	13.48	9,254	0.00%	0.00%	38.25%
GE Investments Funds, Inc.:
Income Fund
2003	22	10.70	234	0.00%	7.85%	3.60%
2002	4	10.32	46	0.00%	2.62%	3.20%
Mid-Cap Value Equity Fund
2003	551	12.49	6,882	0.00%	2.66%	32.94%
2002	5	9.40	45	0.00%	0.00%	(6.00)%
S&P 500® Index Fund
2003	925	12.11	11,198	0.00%	2.15%	28.27%
2002	9	9.44	88	0.00%	1.33%	(5.60)%
Small-Cap Value Equity Fund
2003	545	11.87	6,467	0.00%	0.14%	24.11%
Total Return Fund
2003	39	11.55	449	0.00%	1.09%	15.49%
U.S. Equity Fund
2003	412	11.67	4,812	0.00%	0.85%	23.28%
Janus Aspen Series:
Balanced Portfolio — Service Shares
2003	898	11.15	10,008	0.00%	3.05%	13.72%
2002	5	9.80	45	0.00%	0.00%	(2.00)%
International Growth Portfolio — Service Shares
2003	340	12.49	4,245	0.00%	0.16%	34.53%
Worldwide Growth Portfolio — Service Shares
2003	239	11.28	2,696	0.00%	0.80%	23.68%

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	$
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	434	$11.25	$4,880	0.00%	0.00%	22.60%
MFS® Investors Trust Series — Service Class Shares
2003	2	11.41	25	0.00%	0.00%	21.84%
MFS® Utilities Series — Service Class Shares
2003	16	13.86	219	0.00%	0.00%	35.57%
Nations Separate Account Trust:
Nations Marsico Growth Portfolio
2003	105	12.48	1,316	0.00%	0.00%	24.83%
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2003	59	13.19	783	0.00%	0.00%	42.86%
Oppenheimer Main Street Fund/VA — Service Shares
2003	314	11.69	3,673	0.00%	0.00%	26.44%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	139	13.84	1,923	0.00%	0.00%	38.43%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2003	505	10.59	5,348	0.00%	2.35%	2.26%
High Yield Portfolio — Administrative Class Shares
2003	1,228	13.34	16,380	0.00%	7.37%	22.85%
2002	4	10.86	46	0.00%	0.00%	8.60%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	2,079	10.90	22,658	0.00%	2.64%	3.90%
Total Return Portfolio — Administrative Class Shares
2003	1,530	10.91	16,691	0.00%	2.27%	5.04%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	145	12.85	1,864	0.00%	0.00%	30.77%